Average Annual Total Returns - Class I2 - Alger Weatherbie Specialized Growth Portfolio	Class I-2 1 Year	Class I-2 5 Years	Class I-2 10 Years	Class I-2 Inception Date	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	58.82%	24.76%	16.48%	Jan. 02, 2008	40.47%	18.68%	15.00%